Average Annual Total Returns - Voya Solution Conservative Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk® Conservative Index 1 Yr		Class ADV S&P Target Risk® Conservative Index 5 Yrs		Class ADV S&P Target Risk® Conservative Index 10 Yrs		Class ADV S&P Target Risk® Conservative Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Conservative Index 1 Yr		Class I S&P Target Risk® Conservative Index 5 Yrs		Class I S&P Target Risk® Conservative Index 10 Yrs		Class I S&P Target Risk® Conservative Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk® Conservative Index 1 Yr		Class R6 S&P Target Risk® Conservative Index 5 Yrs		Class R6 S&P Target Risk® Conservative Index 10 Yrs		Class R6 S&P Target Risk® Conservative Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Risk® Conservative Index 1 Yr		Class S S&P Target Risk® Conservative Index 5 Yrs		Class S S&P Target Risk® Conservative Index 10 Yrs		Class S S&P Target Risk® Conservative Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Risk® Conservative Index 1 Yr		Class S2 S&P Target Risk® Conservative Index 5 Yrs		Class S2 S&P Target Risk® Conservative Index 10 Yrs		Class S2 S&P Target Risk® Conservative Index Since Inception
Total	9.59%	6.10%	4.91%		Apr. 30, 2010	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]	9.99%	6.60%	5.43%		Apr. 30, 2010	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]	10.09%	6.62%	5.44%		May 02, 2016	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]	9.83%	6.36%	5.17%		Apr. 30, 2010	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]	9.69%	6.22%	5.03%		Apr. 30, 2010	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.